Segmented Information - Payment for Property, Plant, and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments
Purchase of property, plant and equipment, gross	$ 417	$ 207
Proceeds from disposals of property, plant and equipment	(85)	(15)
Capital lease acquisitions and included in other debts and liabilities	(70)	(11)
Payments for property, plant and equipment net of proceeds from disposals	262	181
Beginning of year	(28)	(25)
End of year	(37)	(28)
Payments for property, plant and equipment net of proceeds from disposals	253	178
Operating segments | PACKAGING PRODUCTS
Disclosure of operating segments
Purchase of property, plant and equipment, gross	312	124
Operating segments | CONTAINERBOARD
Disclosure of operating segments
Purchase of property, plant and equipment, gross	243	65
Operating segments | BOXBOARD EUROPE
Disclosure of operating segments
Purchase of property, plant and equipment, gross	35	27
Operating segments | SPECIALTY PRODUCTS
Disclosure of operating segments
Purchase of property, plant and equipment, gross	34	32
Operating segments | TISSUE PAPERS
Disclosure of operating segments
Purchase of property, plant and equipment, gross	88	64
Corporate Activities
Disclosure of operating segments
Purchase of property, plant and equipment, gross	$ 17	$ 19